Other Current Liabilities (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 51,092
Accrued rental expenses	42,519
Payable for leasehold improvements	24,593
Other tax payable	5,737
Others	6,042
Total current liabilities	$ 129,983